Investment Properties - Summary of Fair Value of Investment Properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 185,527	₩ 208,286	₩ 212,784
Land
Disclosure The fair value of investment property [Line Items]
Investment properties	172,594	194,417
Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	12,933	13,869
Book value
Disclosure The fair value of investment property [Line Items]
Investment properties	185,527	208,286
Book value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	172,594	194,417
Book value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	12,933	13,869
Fair value
Disclosure The fair value of investment property [Line Items]
Investment properties	271,915	308,453
Fair value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	258,478	292,827
Fair value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 13,437	₩ 15,626